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                                    Columbia



                                 COLUMBIA FUNDS

                         (Columbia Strategic Value Fund)

                                Supplement to the
               Columbia Funds' Statement of Additional Information
                             dated February 25, 2002


         CHART OF SECURITIES AND INVESTMENT PRACTICES.
         The chart on page 20 of the Columbia Funds' Statement of Additional Information has been revised to note that, from time to time, a portion of the foreign investments by the Strategic Value Fund may be invested in the securities of companies in emerging foreign markets.




                                  July 12, 2002